Finance Costs (Details) - Schedule of finance costs - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of finance costs [Abstract]
Interest on senior notes, note 15	S/ 56,081	S/ 45,380	S/ 45,358
Finance cost on cross currency swaps	14,958	26,185	26,140
Interest on promissory notes	5,537	2,505
Expenses for the purchase and amortization of issuance costs of senior notes	807	9,874	1,644
Counterparty credit risk in cross currency swaps		2,306
Other	145	321	95
Total interest expense	77,528	86,571	73,237
Unwinding of discount of provisions, note 14	458	767	522
Total finance costs	S/ 77,986	S/ 87,338	S/ 73,759